FINANCIAL INSTRUMENTS - Narrative (Details) - Interest rate swap $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) interest_rate_swap_transaction	Dec. 31, 2020 USD ($) interest_rate_swap_transaction	Dec. 31, 2019 USD ($)
Derivative [Line Items]
Number of interest rate swap transactions (in interest rate swap transactions) | interest_rate_swap_transaction	17	18
Notional principal	$ 677.8	$ 759.1
Derivative asset	5.9	0.1
Derivative liability	4.8	23.4
Unrealized gain (loss) on derivatives	$ 18.4	$ (25.2)	$ (1.6)